Segment Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Information
Number of operating segments | segment	1		1
Number of reportable segments | segment	1		1
Research and development costs	$ 4,566,000	$ 1,408,000	$ 9,767,996	$ 5,176,932
General and administrative expenses	7,304,000	3,289,000	14,266,775	4,168,576
Depreciation and amortization	61,000	181,000	1,161,704	1,256,391
Total Operating Expenses	11,931,000	4,878,000	25,196,475	10,601,899
Single reportable segment
Segment Information
Research and development costs	4,566,000	1,408,000	9,767,996	5,176,932
General and administrative expenses	7,304,000	3,289,000	14,266,775	4,168,576
Depreciation and amortization	61,000	181,000	1,161,704	1,256,391
Total Operating Expenses	$ 11,931,000	$ 4,878,000	$ 25,196,475	$ 10,601,899